Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2022
Cash And Cash Equivalents
Cash and Cash Equivalents

21. Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	31 March 2022	31 March 2021
	$	$
Cash at bank and in hand:

GBP	2,400,817	4,344,740
USD	299,907	2,544,589

	2,700,724	6,889,329